Significant Accounting Policies (Details) $ / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)		Nov. 30, 2023 USD ($)	Jun. 22, 2022 USD ($)	Mar. 22, 2022 USD ($)
Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]	$ 0.12		$ 0.12
Accumulated deficit		$ (64,204,840)		$ (58,340,675)
Operating loss		(6,721,955)		(29,302,778)	$ (16,826,239)	[2]
Net operating cash outflow		$ (3,325,599)		$ (1,601,222)	(17,365,214)	[3]
Ordinary shares issued (in Shares) | shares	[1]	17,808,947		9,830,373
ATM offering for gross proceeds		$ 10,900,000
Cash and cash equivalents		$ 21,936,422		$ 20,235,227
Number of operating segments		4	4
Percentage of average monthly variance rate		2.33%	2.33%	2.28%
Net foreign exchange gains/losses on translation		$ (122,561)		$ (130,860)	(260,682)
Non-current restricted cash		1,432,738		1,608,762
Cash							$ 100,000	$ 840,000	$ 1,000,000
Provision for expected credit loss on trade receivables and other receivables		210,437		899,433	(7,394)
Provision for obsolete inventory				3,797,552	942,882	[2]
Percentage of withholding tax rate for commercial contracts		3.00%	3.00%
Percentage of withholding tax rate for governmental contracts		1.00%	1.00%
Impairment losses on goodwill		$ 30,575		2,267,583		[3]
Impairment loss				3,682,789	4,408,037
Impairment loss on intangible assets		188,797		3,713,551
Contract assets		38,808
Recognize as revenue		117,820	€ 750
Company account receivable		36,347,373		36,280,502	33,965,648	[2]
Amount of labor lawsuits		26,000.000
Actuarial (loss)/ gain net of tax		(271,578)		3,486	551,649
Rental income		$ 35,845		493,516	582,000
2024 ATM [Member]
Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares) | shares		7,500,000
Third Parties [Member]
Significant Accounting Policies [Line Items]
Company account receivable		$ 36,342,705		36,211,677	33,819,405
Related Party [Member]
Significant Accounting Policies [Line Items]
Company account receivable		4,668		68,825	146,243
USD [Member]
Significant Accounting Policies [Line Items]
Net foreign exchange gains/losses on translation		22,000		1,000	228,000
Interest expense on floating rate borrowings		$ 400		$ 3,800	$ 11,000

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).
[3]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).